UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2004

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California February 10, 2005

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$69,984
List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2744 33435.428SH       SOLE                33435.428
ADOBE SYSTEMS                  COM              00724F101     2654 42300.000SH       SOLE                42300.000
AFLAC INC                      COM              001055102     2259 56700.979SH       SOLE                56700.979
APOLLO GROUP INC - CL A        COM              037604105     3354 41555.000SH       SOLE                41555.000
BIOGEN IDEC INC                COM              09062X103     2448 36750.000SH       SOLE                36750.000
BRISTOL MYERS SQUIBB           COM              110122108      718 28010.000SH       SOLE                28010.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     4380 71516.100SH       SOLE                71516.100
CHEVRONTEXACO CORP             COM              166764100     2451 46672.357SH       SOLE                46672.357
CISCO SYSTEMS INC              COM              17275R102     1497 77475.000SH       SOLE                77475.000
CONOCOPHILLIPS                 COM              20825C104     3254 37471.426SH       SOLE                37471.426
EXXON MOBIL CORP               COM              30231G102      362 7065.000 SH       SOLE                 7065.000
FEDEX CORP                     COM              31428X106     3164 32130.125SH       SOLE                32130.125
GENERAL ELECTRIC               COM              369604103      266 7300.000 SH       SOLE                 7300.000
INTEL CORP                     COM              458140100     2465 105370.408SH      SOLE               105370.408
IRON MOUNTAIN                  COM              462846106     2568 84234.000SH       SOLE                84234.000
JOHNSON & JOHNSON              COM              478160104     2961 46696.196SH       SOLE                46696.196
KIMBERLY CLARK                 COM              494368103     1575 23931.537SH       SOLE                23931.537
LABORATORY CORP OF AMERICA     COM              50540r409     3448 69200.000SH       SOLE                69200.000
MEDIMMUNE INC                  COM              584699102     1221 45035.000SH       SOLE                45035.000
MEDTRONIC INC                  COM              585055106     2503 50395.678SH       SOLE                50395.678
MICROSOFT CORP                 COM              594918104     1959 73333.620SH       SOLE                73333.620
PACCAR INC                     COM              693718108     2980 37025.000SH       SOLE                37025.000
PATTERSON COMPANIES INC.       COM              703395103     2406 55460.000SH       SOLE                55460.000
PAYCHEX INC                    COM              704326107     2427 71201.787SH       SOLE                71201.787
SLM CORP                       COM              78442P106     3017 56510.711SH       SOLE                56510.711
SUN MICROSYSTEMS INC           COM              866810104      562 104290.000SH      SOLE               104290.000
TARGET CORP                    COM              87612E106     3390 65280.347SH       SOLE                65280.347
WATERS CORPORATION             COM              941848103     2616 55900.000SH       SOLE                55900.000
WELLS FARGO & COMPANY          COM              949746101      555 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     3779 39635.601SH       SOLE                39635.601